Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forward	$ 192,179	$ 98,852
Property and equipment		(74)
Stock-based compensation	52,544	154,631
Capitalized research & experimental expenditures	9,568
Other	5,304	12,777
Deferred tax assets before valuation allowance	259,595	266,186
Valuation allowance	(226,015)	(244,310)
Deferred tax assets, net of valuation allowance	33,580	21,876
Deferred tax liabilities:
Outside basis difference		2,308
Undistributed profit	2,891
Property and equipment	78
Intangible assets	36,154	32,178
Deferred tax liabilities	39,123	34,486
Net deferred tax liabilities	$ (5,543)	$ (12,610)